Stock Award Plans (Tables)	12 Months Ended
Sep. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of option activity
A summary of stock option activity and changes during the year are as follows.

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (In thousands)
Outstanding at September 30, 2017	122,530	$18.64	2	$1,839
Exercised	(63,455)	21.07
Forfeited	(8,015)	21.02
Outstanding at September 30, 2018	51,060	$15.25	2	$855
Exercisable at at September 30, 2018	51,060	$15.25	2	$855

Schedule of miscellaneous information related to stock options
The table below presents other information regarding stock options.

Year ended September 30,	2018	2017	2016
	(In thousands, except fair value of options granted)
Compensation cost for stock options	$—	$—	$89
Weighted average grant date fair value per stock option	3.15	3.06	2.73
Total intrinsic value of options exercised	908	2,605	1,651
Grant date fair value of options exercised	285	1,328	1,422
Cash received from option exercises	1,338	7,238	9,283

Summary of nonvested activity
The following is a summary of activity related to unvested stock options.

Year ended September 30,	2018		2017		2016
Non-vested Stock Options	Options Outstanding	Weighted Average Grant Date Fair Value	Options Outstanding	Weighted Average Grant Date Fair Value	Options Outstanding	Weighted Average Grant Date Fair Value
Outstanding at beginning of period	—	$—	—	$—	69,287	$3.85
Vested	—	—	—	—	(62,227)	3.91
Forfeited	—	—	—	—	(7,060)	3.89
Outstanding at end of period	—	$—	—	$—	—	$—
The following table summarizes information about unvested restricted stock activity.

Year ended September 30,	2018		2017		2016
Non-vested Restricted Stock	Outstanding	Weighted Average Fair Value	Outstanding	Weighted Average Fair Value	Outstanding	Weighted Average Fair Value
Outstanding at beginning of period	466,681	$18.56	490,363	$16.00	521,302	$15.03
Granted	205,100	26.11	238,450	$18.89	229,450	17.20
Vested	(198,620)	16.65	(116,878)	20.95	(165,965)	15.96
Forfeited	(12,162)	27.00	(145,254)	8.56	(94,424)	13.64
Outstanding at end of period	460,999	$22.52	466,681	$18.56	490,363	$16.00